SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2022
Short-term Deposits
SHORT-TERM DEPOSITS

NOTE 5: SHORT-TERM DEPOSITS

	December 31,
	2022	2021
Bank deposits	$271	$40,428

Short-term deposits at banks are for periods of up to one year. The deposits earn annual interest at the respective term of the deposits of approximately 0.5%.